SUBSEQUENT EVENTS (Details)						12 Months Ended
	Jul. 01, 2020 USD ($)	Jul. 01, 2020 CNY (¥)	Jun. 29, 2020 USD ($)	Jun. 01, 2020 USD ($)	Jun. 12, 2019 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 29, 2020 CNY (¥)	Jun. 01, 2020 CNY (¥)
Subsequent Event [Line Items]
Proceeds from debt						$ 1,346,586	¥ 9,520,000	¥ 2,500,000	¥ 45,000
Bank of Nanjing
Subsequent Event [Line Items]
Face amount of debt			$ 212,172	$ 353,620	¥ 2,500,000					¥ 1,500,000	¥ 2,500,000
Term of debt			1 year	1 year	1 year
Interest rate (as a percent)			4.35%	4.35%	5.655%					4.35%	4.35%
Subsequent event | Bank of Nanjing
Subsequent Event [Line Items]
Proceeds from debt	$ 212,172	¥ 1,500,000